COMMITMENTS AND CONTINGENCIES	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
The Catalyst Group Entertainment Llc [Member]
Statement [Line Items]
COMMITMENTS AND CONTINGENCIES		NOTE 5 – COMMITMENTS AND CONTINGENCIES The Company did not have any contractual commitments as of March 31, 2022, and December 31, 2021.			NOTE 5 – COMMITMENTS AND CONTINGENCIES The Company did not have any contractual commitments as of December 31, 2021, and December 31, 2020.
Iqi Media Inc [Member]
Statement [Line Items]
COMMITMENTS AND CONTINGENCIES		NOTE 5 – COMMITMENTS AND CONTINGENCIES The Company did not have any contractual commitments as of March 31, 2022, and December 31, 2021.			NOTE 5 – COMMITMENTS AND CONTINGENCIES The Company did not have any contractual commitments as of December 31, 2021, and December 31, 2020.
Winvests Group Ltd [Member]
Statement [Line Items]
COMMITMENTS AND CONTINGENCIES			NOTE 5 – COMMITMENTS AND CONTINGENCIES The Company did not have any contractual commitments as of December 31, 2021.
Winvest Group Ltd [Member]
Statement [Line Items]
COMMITMENTS AND CONTINGENCIES				NOTE 6 – COMMITMENTS AND CONTINGENCIES The Company did not have any contractual commitments of December 31, 2022, and December 31, 2021.
Winvest Groups Ltd [Member]
Statement [Line Items]
COMMITMENTS AND CONTINGENCIES	NOTE 8. COMMITMENTS AND CONTINGENCIES The Company did not have any contractual commitments of March 31, 2023, and December 31, 2022.